SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income (loss) per share of Common Stock

The following table reflects the calculation of basic net (loss) income per share of common stock (in dollars, except share amounts):

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Basic net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Denominator:
Basic weighted average common stock outstanding	59,947,249	256,405
Basic net (loss) income per common stock	$(0.01)	$41.92

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended-	Three Months Ended-
	September 30, 2025	September 30, 2024
Diluted net (loss) income per common stock
Numerator:
Net (loss) income	$(440,294)	$10,748,033
Change in fair value of financial instruments	—	(12,655,000)
Interest on dilutive instruments	—	1,419,843
Allocation of net (loss) income, as adjusted	$(440,294)	$(487,124)
Denominator:
Dilutive weighted average common stock outstanding	59,947,249	256,405
If converted shares	—	1,636,065
	59,947,249	1,892,470
Diluted net (loss) income per common stock	$(0.01)	$(1.90)

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	Redeemable	Redeemable	redeemable
Basic and diluted net income (loss) per share of Common Stock
Numerator:
Net income (loss)	$5,750,820	$(11,279,605)	$(108,927,342)
Deemed dividend	—	—	(15,422,431)
Allocation of net income (loss)	$5,750,820	$(11,279,605)	$(124,349,773)
Denominator:
Basic and diluted weighted average shares outstanding	5,987,645	18,500	178,651
Basic net income (loss) per share of Common Stock	$0.96	$(609.72)	$(696.05)

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	FOR THE YEAR ENDED	FOR THE TRANSITION PERIOD ENDED
	June 30, 2025	June 30, 2024
	Non-		Non-
	redeemable	Redeemable	redeemable
Diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss),	$5,750,820	$(11,279,605)	$(124,349,773)
Change in fair value of financial instruments	(15,147,345)	—	—
Interest on dilutive instruments	7,148,116	—	—
Allocation of net income (loss), as adjusted	$(2,248,409)	$(11,279,605)	$(124,349,773)
Denominator:
Dilutive weighted average common stock outstanding	5,987,645	18,500	178,651
If converted shares	—	—	—
	5,987,645	18,500	178,651
Diluted net income (loss) per common stock	$(0.38)	$(609.72)	$(696.05)

Schedule of dilutive instruments

Description	September 30, 2025	September 30, 2024
Short Term Notes	—	817,513
Convertible notes - Chardan	—	321,066
Secured convertible note	670,307	436,705
Subscription agreement	1,195,986	46,978
Tau agreement	—	20,892
Stock payable	—	4,167
Debenture	3,888,887	—
Stock Based Compensation	1,973,684	—
Promissory note	576,616	5,691
Total Shares issuable under Convertible Note obligations – if converted total dilutive	8,305,480	1,653,012

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625

Description	June 30, 2025	June 30, 2024
Sellers Notes	15,103,895	14,012,965
Convertible notes	5,317,252	4,722,875
Secured convertible note	49,230,040	9,801,273
Subscription agreement	4,354,048	938,967
Tau agreement	35,282	—
Promissory note	6,215	379,375
Total Shares issuable under Convertible Note obligations – if converted total dilutive	74,046,732	29,855,455

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	5,553,125
Secured convertible note warrants	600,000	600,000
Total excluded under treasury method – out of the money	16,215,625	16,215,625